SIGNIFICANT ACCOUNTING POLICIES - Written-Off loan portfolio (Details)	12 Months Ended
Dec. 31, 2021
Consumer
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	180 days
Consumer | Grupo Agromercantil Holding S.A. | Vehicles
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	450 days
Consumer | Banistmo | Loans with mortgage guarantee
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	1080 days
Consumer | Banco Agricola S.A. | Loans with mortgage guarantee
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	720 days
Commercial
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	360 days
Small Business Loan
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	180 days
Small Business Loan | Banistmo | Loans with guarantee
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	1080 days
Mortgage | Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	1440 days
Mortgage | Banistmo
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	1080 days
Mortgage | Banco Agricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	720 days